Commitments and Contingencies (Details) - USD ($)		3 Months Ended	6 Months Ended	12 Months Ended
	Jul. 03, 2024	Mar. 31, 2026	Mar. 31, 2026	Sep. 30, 2025	Jul. 08, 2024
Commitments and Contingencies [Line Items]
Underwriters option period proposed			45 days	45 days
Underwriting Agreement [Member]
Commitments and Contingencies [Line Items]
Underwriting discount per unit (in Dollars per share)		$ 0.15		$ 0.15
Underwriter cash discount (in Dollars)		$ 750,000		$ 750,000
Over-Allotment Option [Member]
Commitments and Contingencies [Line Items]
Underwriters option period proposed	45 days			45 days
Number of units issued	750,000			750,000
Over-Allotment Option [Member] | Underwriting Agreement [Member]
Commitments and Contingencies [Line Items]
Number of units issued		750,000	750,000
Cash underwriting discount (in Dollars)		$ 862,500		$ 862,500
Underwriter [Member]
Commitments and Contingencies [Line Items]
Number of units issued	750,000				750,000
Number of shares issued			30,000	30,000
Class A Ordinary Shares [Member] | Over-Allotment Option [Member] | Underwriting Agreement [Member]
Commitments and Contingencies [Line Items]
Number of units issued		200,000	200,000	200,000
Underwriters share acquired			230,000	230,000
Class A Ordinary Shares [Member] | Underwriter [Member]
Commitments and Contingencies [Line Items]
Number of shares issued			200,000	200,000
Representative Shares [Member]
Commitments and Contingencies [Line Items]
Number of shares issued			30,000	30,000
Underwriter fair value (in Dollars)			$ 39,000	$ 39,300
Representative Shares [Member] | Underwriter [Member]
Commitments and Contingencies [Line Items]
Number of shares issued			200,000	200,000
Underwriter fair value (in Dollars)			$ 262,000	$ 262,000